S-K 1603(b) Conflicts of Interest	Apr. 09, 2026
SPAC Officers and Directors [Member]
SPAC Sponsor, Conflict of Interest [Line Items]
Conflict of Interest, Description [Text Block]	In considering the recommendation of the A Paradise Board to approve the Business Combination Agreement, you should be aware that A Paradise’s executive officers, directors and the Sponsor have interests in the Business Combination that are different from, or in addition to, those of A Paradise shareholders generally, including but not limited to the following:
•Since the Sponsor’s, advisors, executive officers and directors directly or indirectly own A Paradise ordinary shares and A Paradise Rights, they may have a conflict of interest in determining whether a particular target business is appropriate for A Paradise’s initial business combination. These individuals stand to benefit financially if a transaction is completed, which may influence their judgment.
•The Sponsor has entered into a Sponsor Equity Agreement which grants the Sponsor an option to require Apeiron to purchase up to 100%, and Apeiron an option to purchase, up to 100%, but no less than 78%, of the equity securities then held by the Sponsor in Enhanced Group, including the A Paradise Class B ordinary shares and the A Paradise Units, at a maximum purchase price for the Put Option and Call Option in the range of $6,700,000 to $9,000,000 and in the range of $11,000,000 to $15,500,000, respectively, reducing the economic exposure of the Sponsor to trading prices following consummation of the Business Combination. If fully exercised, these put option and call option arrangements have the effect of imposing a floor and cap on the Sponsor’s return in respect of its investment in A Paradise at $1.21 and $2.18 per share of Enhanced Group Class A common stock. Further, Apeiron has already deposited $5,500,000 with the Sponsor, creditable against such call option and put option arrangements, and repayable only in very narrow circumstances.
•Subject to the Put Option and Call Option pursuant to the Sponsor Equity Agreement, the Sponsor intends to transfer an aggregate of 60,000 of its founder shares, or 20,000 each to A Paradise’s three independent directors, plus an additional 25,000 of its founder shares to A Paradise’s advisor, at the consummation of an initial business combination. If A Paradise does not complete its initial business combination, such founder shares will expire and become worthless. Accordingly, they may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate A Paradise’s initial business combination as such compensation will not be received unless A Paradise consummates such business combination.
•If an initial business combination is not completed within the Combination Period within which A Paradise must complete a business combination, A Paradise will be required to liquidate. In such an event:
◦6,666,667 A Paradise Class B ordinary shares held by the Sponsor, which were acquired by the Sponsor prior to A Paradise’s IPO for an aggregate purchase price of approximately $0.004 per share, or $25,000 in the aggregate, will be worthless because the Sponsor is not entitled to participate in any redemption or distribution from the Trust Account with respect to such securities. Such A Paradise Class B ordinary shares had an aggregate market value of approximately $67.8 million based on the closing price of the A Paradise Class A ordinary shares of $10.17 per share on Nasdaq as of April 2, 2026. The Sponsor and A Paradise’s executive officers and directors waived their redemption rights and liquidation rights in connection with the purchase of the founder shares and no other consideration was paid for such agreement. Since the Sponsor, its affiliates and promoters, and its advisor, executive officers and directors will lose their entire investment in the A Paradise Class B ordinary shares if its initial business combination is not completed, a conflict of interest may arise in determining whether a particular business combination target is appropriate for A Paradise’s initial business combination.
◦400,000 Private Placement Units purchased by the Sponsor for $4,000,000, will be worthless because the Sponsor is not entitled to participate in any redemption or distribution from the Trust Account with respect to such securities. Such Private Placement Units would have an aggregate market value of approximately $4.21 million based on the closing price of $10.53 per Unit on The Nasdaq Global Market as of April 2, 2026. The Sponsor and A Paradise’s executive officers and directors waived their redemption rights and liquidation rights in connection with the purchase of the Private Placement Units and no other consideration was paid for such agreement. Since A Paradise’s advisor, its affiliates and promoters, and its executive officers and directors will lose their entire investment in the Private Placement Units if A Paradise’s initial business combination with Enhanced or another business combination is not completed, a conflict of interest may arise in determining whether a particular business combination target is appropriate for A Paradise’s initial business combination.
•The Sponsor, its affiliates and its advisor, directors and executive officers will benefit from the completion of a business combination and may be incentivized to complete an acquisition of a less favorable target company or on terms less favorable to public shareholders rather than to liquidate. The Sponsor and its affiliates, and its advisor, directors and executive officers will retain 7,116,667 ordinary shares upon consummation of the Business Combination, representing ownership interest of approximately 5.8% in Enhanced Group, assuming maximum redemption by public shareholders. Such ordinary shares had an aggregate market value of approximately $72.38 million, based on the closing price of the A Paradise Class A ordinary shares of $10.17 per share on Nasdaq on April 2, 2026.
•The Sponsor and its affiliates can earn a positive rate of return on their investment, even if other A Paradise shareholders experience a negative rate of return in Enhanced Group following the Business Combination. For example, if the share price of the Enhanced Group common stock declined to $5.00 per share after the close of the business combination, A Paradise’s public shareholders who purchased shares in A Paradise’s initial public offering, would have a loss of $5.00 per share, while the Sponsor would have a gain of approximately $4.996 per share because it acquired the founder shares for a nominal amount.
•The Sponsor may make loans from time to time to A Paradise to fund certain capital requirements. If the Sponsor makes any Working Capital Loans, up to $1,500,000 of such loans may be converted into Units, at the price of $10.00 per Unit at the option of the lender. Such Units would be identical to the Private Placement Units. If A Paradise does not complete the Business Combination within the required period, it may use a portion of its working capital held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. If the Business Combination is not consummated and another business combination is not otherwise completed, a conflict of interest may arise as the Working Capital Loans may not be repaid except to the extent there are funds available to A Paradise outside of the Trust Account. As of December 31, 2025, no such Working Capital Loans were outstanding.
•In the event the Sponsor or members of A Paradise’s management team provide loans to A Paradise to finance transaction costs and/or incur expenses on A Paradise’s behalf in connection with the Business Combination, such persons may have a conflict of interest in determining whether the target business is an appropriate business with which to effectuate the Business Combination as such loans may not be repaid and/or such expenses may not be reimbursed unless A Paradise consummates the Business Combination. As of December 31, 2025, there were no loans outstanding.
•In connection with the Closing, there may be payment by A Paradise to the Sponsor, executive officers, directors or advisors, or a member of A Paradise’s management team, for a finder’s fee, advisory fee, consulting fee or success fee in order to effectuate the Closing. If A Paradise agrees to pay the Sponsor, executive officers, directors or advisors, or a member of A Paradise’s management team a finder’s fee, advisory fee, consulting fee or success fee in connection with the Closing, such persons may have a conflict of interest in determining whether the target business is appropriate because any such fee would be payable only upon the Closing. As of December 31, 2025, there are no finder’s, advisory or success fees payable in connection with the Closing.
•If A Paradise is unable to complete an initial business combination within the required time period, the Sponsor may be liable under certain circumstances to ensure that the proceeds in the Trust Account are not reduced by the claims of target businesses or claims of vendors or other entities that are owed money by A Paradise for services rendered or contracted for A Paradise. If A Paradise consummates an initial business combination, on the other hand, Enhanced Group will be liable for all such claims.
•A Paradise’s executive officers and directors may have a conflict of interest with respect to evaluating a particular business combination if the retention or resignation of any such executive officers and directors was included by a target business as a condition to any agreement with respect to A Paradise’s initial business combination.
•The Sponsor and A Paradise’s executive officers and directors and their affiliates are entitled to reimbursement of reasonable out-of-pocket expenses incurred by them in connection with certain activities on A Paradise’s behalf, such as identifying and investigating possible business targets and business combinations. Unless A Paradise consummates its initial business combination, its executive officers, directors and Insiders will not receive reimbursement for any out-of-pocket expenses incurred by them to the extent that such expenses exceed the amount of available proceeds not deposited in the Trust Account and the amount of interest income from the Trust Account that may be released to A Paradise as working capital. If the proposed Business Combination is not completed within the Combination Period, they will not have any claim against the Trust Account for reimbursement. Accordingly, A Paradise may not be able to reimburse these expenses, and the Sponsor and A Paradise’s executive officers and directors and their affiliates will not receive reimbursement for any out-of-pocket expenses incurred by them to the extent that such expenses exceeded the amount of their working capital if the Business Combination or another business combination is not completed within the Combination Period. As of the date of this proxy statement/prospectus, the Sponsor and A Paradise’s executive officers and directors and their affiliates do not have any unpaid reimbursable expenses.
•The Business Combination Agreement provides for the continued indemnification of A Paradise’s current directors and executive officers.
•The exercise of A Paradise’s directors’ and executive officers’ discretion in agreeing to changes or waivers in the terms of the transaction may result in a conflict of interest when determining whether such changes or waivers are appropriate and in A Paradise shareholders’ best interests.
•None of A Paradise’s executive officers or directors is required to commit his or her full time to A Paradise’s affairs and, accordingly, may have conflicts of interest in allocating his or her time among various business activities. A Paradise does not intend to have any full-time employees prior to the completion of A Paradise’s initial business combination. Each of A Paradise’s executive officers is engaged in several other business endeavors for which he or she may be entitled to substantial compensation, and A Paradise’s executive officers are not obligated to contribute any specific number of hours per week to A Paradise’s affairs.
•A Paradise’s executive officers and directors may have a consulting relationship with other corporations and may have a conflict of interest including but not limited to allocating his or her time among various business activities.
•In the course of their other business activities, A Paradise’s executive officers and directors may become aware of investment and business opportunities which may be appropriate for presentation to A Paradise as well as the other entities with which they are affiliated. A Paradise’s management may have conflicts of interest in determining to which entity a particular business opportunity should be presented.
•The fact that the Sponsor, directors, or executive officers or their affiliates have agreed to vote their A Paradise ordinary shares in favor of the Business Combination. See the section entitled, “Summary of the Proxy Statement/Prospectus—Interests of A Paradise’s Directors and Executive Officers in the Business Combination” for a discussion of these considerations.
•Pursuant to the Registration Rights Agreement to be entered into at Closing in substitution for the Original Registration Rights Agreement, the Sponsor and A Paradise’s independent directors will have customary registration rights, including demand and piggy-back rights with respect to the shares of Enhanced Group Class A common stock held by such parties following the consummation of the Business Combination.
•The Proposed Certificate of Formation will contain a provision expressly electing that Enhanced Group will not be governed by section 21.606 of the TBOC, and therefore, Enhanced Group will not be subject to section 21.606 of the TBOC.
•Pursuant to the Sponsor Equity Agreement, the Sponsor has agreed that for the period that is 90 days from Closing of the Business Combination, it shall not transfer any Enhanced Group Class A common stock without Apeiron’s written consent. In addition, a condition to Closing under the Business Combination Agreement requires that the Sponsor deliver to Enhanced, at the Closing, an executed copy of the Insider Letter Amendment, which shall, among other things, (a) provide for an express exception to the restrictions on the transfer therein for the transfer of securities contemplated by the Sponsor Equity Agreement and (b) extend the lockup period therein with respect to the Sponsor’s equity securities for a period of 12 months following the Closing Date, subject to customary exceptions, and price-based releases pursuant to which, if the last reported sale price of the Enhanced Group Class A common stock equals or exceeds $20.00 per share (as adjusted for share sub-divisions, share dividends, reorganizations, recapitalizations and the like) for any 20 trading-days within any 30-trading-day period commencing after May 24, 2026, Enhanced Group shall have the right (but not the obligation) to release the Sponsor and cause the Sponsor to be released from its lockup obligations.
As a result of and upon the effective time of the Business Combination, among other things, each of the then-issued and outstanding A Paradise Class B ordinary shares will convert automatically, on a one-for-one basis, into a share of Enhanced Group Class A common stock. Certain conflicts of interest arise as a result of this differential between the aggregate investment of the Sponsor and its directors, as compared to A Paradise public shareholders; for more information, see “Risk Factors—Risks Related to the Business Combination and A Paradise—Since the Sponsor and A Paradise’s directors and executive officers have interests that are different, or in addition to (and which may conflict with), the interests of our shareholders, a conflict of interest may have existed in determining whether the Business Combination with Enhanced is appropriate as our initial business combination. Such interests include the fact that the Sponsor will lose its entire investment in A Paradise if our business combination is not completed within the Combination Period. Accordingly, the Sponsor, and executive officers and directors may be incentivized to complete the Business Combination, even on terms less favorable to the A Paradise shareholders, instead of liquidating A Paradise.”
The foregoing interests present a risk that the Sponsor and A Paradise’s officers and directors, and their affiliates will benefit from the completion of a business combination, including in a manner that may not be aligned with the holders of A Paradise public shares. As such, the Sponsor and A Paradise’s officers and directors may be incentivized to complete a business combination with a less favorable target company or on terms less favorable to holders of A Paradise public shares rather than to liquidate.
The conflicts described above may not be resolved in our favor. See the section entitled “Risk Factors – Risks Related to the Business Combination and A Paradise—The exercise of A Paradise’s directors’ and executive officers’ discretion in agreeing to changes or waivers in the terms of the Business Combination may result in a conflict of interest when determining whether such changes to the terms of the Business Combination or waivers of conditions are appropriate and in A Paradise’s shareholders’ best interest” for details on conflicts of interest.